Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC
Central Index Key	0000846421
Amendment Flag	false
Document Creation Date	Mar. 01, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC | DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC | DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC
Risk/Return:
Trading Symbol	DWDXX